Grant and Subsidy Income	3 Months Ended
Jul. 31, 2026
Grant And Subsidy Income [Abstract]
GRANT AND SUBSIDY INCOME
12.
GRANT AND SUBSIDY INCOME

During May 2022, the Company received a €0.5 million round of grant funding from VLAIO (Flanders Innovation & Entrepreneurship), the research fund of the Flemish regional government in Belgium. During the three months ended July 31, 2026 and 2025, the Company recorded nil and €0.1 million, respectively in grant income related to this funding.